Note 12 - Income Taxes (Details) - Income Tax Expense (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal	$ 262	$ 227	$ 108
State	74	64	24
Total current	336	291	132
Deferred:
Federal	3,753	3,554	1,598
State	813	1,351	280
Total deferred	4,566	4,905	1,878
Change in valuation allowance	0	(19,602)	(1,878)
Income tax expense (benefit)	$ 4,902	$ (14,406)	$ 132